The Guardian Stock Fund, Inc. - 2
--------------------------------------------------------------------------------
The Guardian Stock Fund, Inc.

SCHEDULE OF INVESTMENTS
June 30, 1995 (Unaudited)

COMMON STOCKS -- 91.1%
   Shares                                                  Value
-----------------------------------------------------------------

Aerospace and Defense -- 4.6%
    97,000  Litton Industries, Inc.                   $ 3,576,875
    68,600  Lockheed Martin Corp.                       4,330,375
   138,200  Logicon, Inc.                               6,149,900
    19,500  Loral Corp.                                 1,009,125
   351,000  McDonnell Douglas Corp.                    26,939,250
   201,750  Precision Castparts Corp.                   7,086,469
   238,000  Rockwell Int'l. Corp.                      10,888,500
    77,800  Thiokol Corp.                               2,353,450
                                                      -----------
                                                       62,333,944
                                                      -----------

Appliance and Furniture -- 0.2%
   187,000  Maytag Corp.                                2,992,000
                                                      -----------

Automotive -- 0.7%
    38,000  Borg Warner Automotive, Inc.                1,083,000
   257,000  Echlin, Inc.                                8,930,750
                                                      -----------
                                                       10,013,750
                                                      -----------

Broadcasting -- 1.4%
    30,740  CBS, Inc.                                   2,059,580
   151,000  Capital Cities, ABC, Inc.                  16,308,000
                                                      -----------
                                                       18,367,580
                                                      -----------

Building Materials -- 0.3%
    55,000  Coachmen Industries, Inc.                     838,750
    17,900  MCI Building Systems, Inc.                    299,825
    60,000  McGrath Rent Corp.                          1,050,000
    70,000  Del Webb Corp.                              1,627,500
                                                      -----------
                                                        3,816,075
                                                      -----------

Business Services -- 0.9%
   355,650  Paychex, Inc.                              12,892,313
                                                      -----------

Capital Goods-Miscellaneous Technology -- 0.5%
    77,000  Aviall, Inc.                                  644,875
    18,796  Olsten Corp.                                  615,569
   175,000  Read-Rite Corp.                             4,681,250
    60,400  Rexel, Inc.                                   573,800
                                                      -----------
                                                        6,515,494
                                                      -----------

Chemicals -- 6.8%
    60,000  Albemarle Corp.                               937,500
    65,000  Avery Dennison Corp.                        2,600,000
    94,000  Cambrex Corp.                               3,172,500
    65,000  Dow Chemical Co.                            4,671,875
   417,100  E.I. Dupont De Nemours, Inc.               28,675,625
   204,000  Eastman Chemical Co.                       12,138,000
   301,200  Hercules, Inc.                             14,683,500
    40,000  Monsanto Co.                                3,605,000
    21,800  OM Group, Inc.                                621,300
   230,000  PPG Industries, Inc.                        9,890,000
    28,000  A. Schulman, Inc.                             805,000
   300,000  Sterling Chemicals, Inc.                    3,487,500
   195,000  Union Carbide Corp.                         6,508,125
                                                      -----------
                                                       91,795,925
                                                      -----------

Conglomerates -- 1.2%
   287,100  Pittston Services Group                     6,890,400
   155,000  Textron, Inc.                               9,009,375
                                                      -----------
                                                       15,899,775
                                                      -----------

Containers -- 0.3%
   113,675  Alltrista Corp.                             2,188,244
    50,000  Ball Corp.                                  1,743,750
                                                      -----------
                                                        3,931,994
                                                      -----------

Cosmetics and Toiletries -- 0.3%
    15,200  Helen of Troy Ltd.                            319,200
    70,000  Gillette Co.                                3,123,750
                                                      -----------
                                                        3,442,950
                                                      -----------

Electrical Equipment -- 0.2%
    23,000  Cable Design Technologies Corp.               494,500
    32,700  Linear Technology Corp.                     2,158,200
                                                      -----------
                                                        2,652,700
                                                      -----------

Electronics and Instruments -- 0.8%
   240,000  Analogic Corp.                              4,020,000
    59,500  Electroglas, Inc.                           3,406,375
    50,600  Strattec Sec. Corp.                           619,850
    62,000  Tektronix, Inc.                             3,053,500
                                                      -----------
                                                       11,099,725
                                                      -----------

Energy-Miscellaneous -- 0.5%
   192,500  Giant Industries, Inc.                      1,636,250
   196,930  Holly Corp.                                 4,554,006
    84,000  Howell Corp.                                1,155,000
                                                      -----------
                                                        7,345,256
                                                      -----------

Entertainment -- 1.1%
   100,000  Walt Disney Co.                             5,562,500
   193,640  Mattel, Inc.                                5,034,640


                       See notes to financial statements.

--------------------------------------------------------------------------------

                                               The Guardian Stock Fund, Inc. - 2
--------------------------------------------------------------------------------


   Shares                                                  Value
-----------------------------------------------------------------
Entertainment -- 1.1% (Continued)
    13,000  National Gaming Corp.                     $   112,125
     8,840  Viacom, Inc., Cl A                            411,060
    66,979  Viacom, Inc., Cl B                          3,106,151
    82,500  Viacom, Inc., Non-Voting                      123,750
                                                      -----------
                                                       14,350,226
                                                      -----------

Fertilizer -- 0.8%
    88,100  First Mississippi Corp.                     3,006,413
    86,200  Mississippi Chemical Corp.                  1,718,613
   499,100  Terra Industries, Inc.                      6,051,587
                                                      -----------
                                                       10,776,613
                                                      -----------

Financial-Banks -- 2.0%
   120,000  Bank of New York, Inc.                      4,845,000
    50,000  Central & Southern Hldgs. Co.                 365,625
    71,484  Citicorp                                    4,137,137
    18,000  Commonwealth Bankshares, Inc.                 147,375
   125,000  First Bank Systems Corp.                    5,125,000
    19,900  First Empire State Corp.                    3,412,850
    61,013  Gateway Bancorp, Inc.                         732,156
    77,220  Hubco, Inc.                                 1,380,307
   120,000  Premier Bancorp, Inc.                       2,160,000
   191,641  Signet Banking Corp.                        4,192,147
    18,000  Star Banc Corp.                               828,000
    10,000  US Bancorp, Inc.                              235,000
                                                      -----------
                                                       27,560,597
                                                      -----------

Financial-Others -- 4.5%
   160,000  American Express Co.                        5,620,000
   191,641  Capital One Financial Corp.                 3,737,000
   160,000  Dean Witter Discover & Co.                  7,520,000
   295,600  Duff & Phelps Corp.                         3,177,700
    21,666  Duff & Phelps Cr. Rating Co.                  281,657
   258,000  First USA, Inc.                            11,448,750
   165,500  Foothill Group, Inc.                        4,220,250
   317,500  Green Tree Acceptance, Inc.                14,089,063
    84,500  Jefferies Group, Inc.                       3,042,000
    94,000  McDonald & Co. Investments, Inc.            1,492,250
   256,050  Morgan Keegan, Inc.                         3,136,612
   153,825  Raymond James Financial, Inc.               2,980,359
                                                   --------------
                                                       60,745,641
                                                   --------------

Financial-Thrift -- 3.7%
    18,500  Albank Fin'l. Corp.                           483,313
    22,600  Bell Bancorp.                                 638,450
   120,000  Brooklyn Bancorp., Inc.                     4,050,000
   148,000  Charter One Financial, Inc.                 3,626,000
    66,000  Coastal Bank Svgs. Assn.-TX                 1,072,500
   246,600  Collective Bancorp, Inc.                    4,993,650
    86,900  Greenpoint Financial Corp.                  2,053,012
   115,200  Loyola Capital Corp.                        3,571,200
    17,850  MAF Bancorp, Inc.                             419,475
    94,700  Maryland Fed. Bancorp, Inc.                 3,054,075
    37,666  Pacific Crest Capital, Inc.                   207,163
    82,362  Progressive Bank, Inc.                      2,110,526
   285,000  Roosevelt Financial Group, Inc.             4,755,938
    45,635  Salem Bank & Trust Nat'l. Assn.               519,097
   503,278  Sovereign Bancorp, Inc.                     4,844,051
   167,800  Standard Fed. Bk.-Troy, MI                  5,642,275
   159,383  TCF Financial Corp.                         7,570,692
                                                   --------------
                                                       49,611,417
                                                   --------------

Food, Beverage and Tobacco -- 3.6%
   255,000  Archer Daniels Midland Co.                  4,749,375
    50,100  Brown-Forman Corp.                          1,672,087
   328,600  Coca Cola Co.                              20,948,250
   131,200  IBP, Inc.                                   5,707,200
   207,000  Philip Morris Cos., Inc.                   15,395,625
                                                   --------------
                                                       48,472,537
                                                   --------------

Healthcare -- 5.1%
   228,300  Caremark International, Inc.                4,566,000
    84,000  Circa Pharmaceuticals, Inc.                 2,677,500
    34,776  Coram Healthcare Corp.                        491,211
    83,000  Eli Lilly & Co., Inc.                       6,515,500
    54,900  Healthsource, Inc.                          1,921,500
   175,000  Humana, Inc.                                3,084,375
   255,000  Johnson & Johnson                          17,244,375
   115,700  Liposome, Inc.                              1,258,238
   175,000  McKesson Corp.                              8,181,250
   210,000  Merck & Co., Inc.                          10,290,000
   152,000  Universeal Health Svcs., Inc.               4,408,000
   266,950  U.S. Healthcare Systems, Inc.               8,175,344
                                                   --------------
                                                       68,813,293
                                                   --------------

Household Products -- 0.9%
   176,800  Procter & Gamble Co.                       12,707,500
                                                   --------------


                       See notes to financial statements.

--------------------------------------------------------------------------------

The Guardian Stock Fund, Inc. - 2
--------------------------------------------------------------------------------
The Guardian Stock Fund, Inc.

SCHEDULE OF INVESTMENTS
June 30, 1995 (Unaudited)


   Shares                                                  Value
-----------------------------------------------------------------
Information Processing -- 8.1%
   138,400  Amdahl Corp.                              $ 1,539,700
    67,550  Astro-Med, Inc.                               772,603
   103,600  Ceridian Corp.                              3,820,250
   391,000  Computer Assoc. Int'l., Inc.               26,490,250
   114,000  Fair Isaac & Co., Inc.                      3,391,500
   185,000  Hewlett Packard Co.                        13,782,500
    48,700  In Focus Systems, Inc.                      1,314,900
   439,700  Int'l. Business Machine                    42,211,200
    28,200  Legent Corp.                                1,233,750
   340,000  Quantum Corp.                               7,777,500
    73,000  Sungard Data Systems, Inc.                  3,814,250
    54,700  Teradyne, Inc.                              3,576,013
                                                   --------------
                                                      109,724,416
                                                   --------------

Insurance -- 1.7%
    80,000  AMBAC, Inc.                                 3,210,000
    74,000  American Eagle Group, Inc.                    888,000
    99,000  Amer. Bankers Ins. Group, Inc.              3,143,250
    44,500  Capital Guaranty Corp.                        801,000
    31,000  Capitol Amer. Fin'l., Corp.                   705,250
   109,200  Equitable Iowa Cos., Inc.                   3,589,950
    68,847  Liberty Financial Cos., Inc.                1,772,810
   107,000  MBIA, Inc.                                  7,115,500
    72,000  State Auto Financial Corp.                  1,350,000
                                                   --------------
                                                       22,575,760
                                                   --------------

Leisure Products -- 1.0%
    39,525  Arctco, Inc.                                  464,419
   276,000  Brunswick Corp.                             4,692,000
    82,300  Callaway Golf Co.                           1,234,500
   130,000  Harley-Davidson, Inc.                       3,168,750
    17,000  Recoton Corp.                                 331,500
    42,800  Sturm Ruger & Co., Inc.                     1,396,350
   129,700  Thor Industries, Inc.                       2,561,575
                                                   --------------
                                                       13,849,094
                                                   --------------

Lodging -- 1.7%
   165,000  Hospitality Franchise Sys. Co.*             5,713,125
   944,700  Host Marriott Corp.                        10,037,438
   126,000  Marriott Int'l., Inc.                       4,520,250
   298,000  Prime Hospitality Corp.                     2,942,750
                                                   --------------
                                                       23,213,563
                                                   --------------

Machinery and Equipment -- 5.8%
    24,000  AGCO Corp.                                    900,000
   253,000  Briggs & Stratton Corp.                     8,728,500
    70,000  Case Corp.                                  2,082,500
    45,000  Caterpillar, Inc.                           2,891,250
   224,381  Cummins Engine, Inc.                        9,788,621
   114,000  Dana Corp.                                  3,263,250
    50,000  Deere & Co.                                 4,281,250
    91,000  Dover Corp.                                 6,620,250
   148,500  Eaton Corp.                                 8,631,563
    18,000  Furon Co.                                     396,000
   249,400  Indresco, Inc.                              3,865,700
    67,000  Millipore Corp.                             4,522,500
    82,500  Parker Hannifin Corp.                       2,990,625
   115,900  Pentair, Inc.                               5,041,650
    20,000  Robbins & Myers, Inc.                         550,000
    37,900  Roper Industries, Inc.                      1,326,500
   110,100  Tecumseh Products Co.                       4,844,400
    98,588  Varlen Corp.                                2,316,806
   110,000  York International Corp.                    4,950,000
                                                   --------------
            `                                          77,991,365
                                                   --------------

Merchandising-Department Stores -- 1.4%
    91,700  Carson Pirie Scott & Co.                    1,501,588
   385,200  Federated Dept. Stores, Inc.                9,918,900
   120,000  Sears Roebuck & Co.                         7,185,000
                                                   --------------
                                                       18,605,488
                                                   --------------

Merchandising-Drugs -- 0.2%
    78,750  Bergen Brunswig Corp.                       1,801,406
    23,400  Foxmeyer Health Corp.                         418,275
                                                   --------------
                                                        2,219,681
                                                   --------------

Merchandising-Food -- 0.8%
   128,000  Albertson's, Inc.                           3,808,000
   354,600  Casey's General Stores, Inc.                6,382,800
                                                   --------------
                                                       10,190,800
                                                   --------------

Merchandising-Special -- 0.7%
   168,500  Tandy Corp.                                 8,740,938
    51,200  Waban, Inc.                                   761,600
                                                   --------------
                                                        9,502,538
                                                   --------------


* Includes repurchase agreements.

                       See notes to financial statements.


--------------------------------------------------------------------------------

                                               The Guardian Stock Fund, Inc. - 2
--------------------------------------------------------------------------------


   Shares                                                  Value
-----------------------------------------------------------------
Metals and Mining -- 2.8%
    53,500  Alumax, Inc.                              $ 1,665,188
   120,000  Aluminum Co. of America                     6,015,000
   232,000  Asarco, Inc.                                7,076,000
    64,000  Cyprus Amax Minerals Co.                    1,824,000
   199,600  Magma Copper Co.                            3,243,500
   120,000  Phelps Dodge Corp.                          7,080,000
   612,723  Santa Fe Pacific Gold Corp.                 7,429,266
   110,000  Weirton Steel Corp.                           770,000
   239,700  WHX Corp.                                   2,816,475
                                                   --------------
                                                       37,919,429
                                                   --------------

Natural Gas-Diversified -- 0.3%
   177,600  Mitchell Energy & Dev. Corp.                3,174,600
   132,500  USX Delhi Group                             1,523,750
                                                   --------------
                                                        4,698,350
                                                   --------------

Oil and Gas Producing -- 3.2%
   103,000  Alexander Energy Corp.                        431,312
    99,909  Apache Corp.                                2,735,009
    65,400  Barrett Resources Corp.                     1,520,550
   125,000  Basin Exploration, Inc.                       742,187
   192,000  Tom Brown, Inc.                             2,856,000
   140,000  Cairn Energy USA, Inc.                      1,540,000
   180,000  Chieftain International, Inc.               2,452,500
   194,700  Coho Energy, Inc.                             997,837
   247,000  Devon Energy Corp.                          5,310,500
   375,100  Global Natural Res., Inc.                   4,032,325
    28,300  H S Resources, Inc.                           396,200
   220,000  Home Oil Ltd.                               2,832,500
   196,000  Phoenix Resource Cos., Inc.                 6,223,000
   161,900  Pogo Producing Co.                          3,703,463
   170,868  Snyder Oil Corp.                            2,157,209
   208,167  United Meridian Corp.                       3,226,588
    82,600  Vintage Petroleum, Inc.                     1,548,750
   220,000  Wainoco Oil Ltd.                              907,500
                                                   --------------
                                                       43,613,430
                                                   --------------

Oil-Integrated-Domestic -- 1.4%
   234,600  Amoco Corp.                                15,630,225
   342,000  Tesoro Petroleum, Inc.                      3,420,000
                                                   --------------
                                                       19,050,225
                                                   --------------

Oil-Integrated-International-- 4.1%
   125,000  Mobil Corp.                                12,000,000
   624,000  Exxon Corp.                                44,070,000
                                                   --------------
                                                       56,070,000
                                                   --------------

Oil Services -- 0.8%
    29,200  Cliffs Drilling Co.                           416,100
   341,000  Nabors Industries, Inc.                     2,813,250
   225,448  Noble Drilling Corp.                        1,662,682
   131,700  Offshore Logistics, Inc.                    1,843,800
   205,000  Smith International, Inc.                   3,433,750
    24,000  Weatherford International, Inc.*              303,000
                                                   --------------
                                                       10,472,582
                                                   --------------

Paper and Forest Products -- 4.0%
   175,000  Boise Cascade Corp.                         7,087,500
    78,000  Federal Paper Board, Inc.                   2,759,250
   100,000  Georgia Pacific Corp.                       8,675,000
    62,000  International Paper Co.                     5,316,500
   115,000  Mead Corp.                                  6,828,125
   541,000  Rayonier, Inc.                             19,205,500
    76,900  Willamette Industries, Inc.                 4,267,950
                                                   --------------
                                                       54,139,825
                                                   --------------

Railroads -- 0.7%
   200,000  Illinois Central Corp.                      6,900,000
   116,542  Santa Fe Pacific Corp.                      2,971,821
                                                   --------------
                                                        9,871,821
                                                   --------------

Restaurants -- 0.5%
   271,100  Applebees Int'l., Inc.                      6,980,825
                                                   --------------

Semiconductor -- 8.6%
   138,900  Adv. Micro-Devices, Inc.                    5,052,488
    91,000  Altera Corp.                                3,935,750
    57,000  Analog Devices, Inc.                        1,938,000
    48,900  Atmel Corp.                                 2,707,837
    62,800  Cypress Semiconductor Corp.                 2,543,400
   246,000  Intel Corp.                                15,574,875
    62,000  International Rectifier Corp.               2,015,000
   374,000  LSI Logic Corp.                            14,632,750
   484,500  Micron Technology, Inc.                    26,586,938
   151,400  Motorola, Inc.                             10,162,725
    23,000  Novellus Systems, Inc.                      1,558,250
   149,500  Texas Instruments, Inc.                    20,014,313
   100,000  Xilinx, Inc.                                9,400,000
                                                   --------------
                                                      116,122,326
                                                   --------------


* Includes repurchase agreements.

                       See notes to financial statements.


--------------------------------------------------------------------------------

The Guardian Stock Fund, Inc. - 2
--------------------------------------------------------------------------------
The Guardian Stock Fund, Inc.

SCHEDULE OF INVESTMENTS
June 30, 1995 (Unaudited)


   Shares                                                  Value
-----------------------------------------------------------------
Telecommunication -- 1.9%
    30,000  ADC Telecommunication, Inc.               $ 1,072,500
   270,000  Andrew Corp.                               15,626,250
   200,000  DSC Communication Corp.                     9,300,000
                                                   --------------
                                                       25,998,750
                                                   --------------

Textile-Apparel and Production -- 0.6%
   176,900  Fieldcrest Cannon, Inc.                     3,825,462
   160,000  Wellman, Inc.                               4,380,000
                                                   --------------
                                                        8,205,462
                                                   --------------

Transportation-Miscellaneous -- 0.1%
   164,100  Maritrans, Inc.                               964,087
                                                   --------------

Truckers -- 0.2%
    32,100  FRP Pptys., Inc.                              690,150
    39,500  Landstar System, Inc.                       1,017,125
    35,100  Werner Enterprises, Inc.                      702,000
                                                   --------------
                                                        2,409,275
                                                   --------------

Utilities-Gas and Pipeline -- 0.1%
    39,500  ONEOK, Inc.                                   844,312
                                                   --------------
Total Common Stocks
(Cost $911,331,537)                                 1,231,370,709
                                                   --------------

CONVERTIBLE BONDS -- 0.0%
  Principal
    Amount                                                 Value
-----------------------------------------------------------------
$ 600,000     Mediq, Inc. 7.25%
              Deb., due 6/1/06                     $      507,000
                                                   --------------

Total Convertible Bonds
(Cost $577,045)                                           507,000
                                                   --------------

U.S. GOVERNMENT SECURITIES -- 1.3%
  Principal
    Amount                                                 Value
-----------------------------------------------------------------
$ 17,000,000  U.S. Treasury Notes,
              4.25% due 7/31/95                    $   16,981,470
                                                   --------------

Total U.S. Government Securities
(Cost $17,001,341)                                     16,981,470
                                                   --------------

REPURCHASE AGREEMENT -- 7.6%
  Principal                              Maturity
    Amount                                 Date            Value
-----------------------------------------------------------------
$102,415,000  State Street Bank & Trust
              repurchase agreement,
              dated 6/30/95, maturity
              value $102,466,208, 6%,
              due 7/3/95(collateralized
              by $100,600,000 U.S.
              Treasury Notes, 6.875%
              due 2/28/97)                 7/3/95  $  102,415,000
                                                   --------------
Total Repurchase Agreement
 (Cost $102,415,000)                                  102,415,000
                                                   --------------

Total Investments -- 100.0%
 (Cost $1,031,324,923)                              1,351,274,179

Payables in Excess of Cash,
 Receivables and Other Assets -- (0.0%)                  (284,009)
                                                   --------------
NET ASSETS -- 100.0%                                $1,350,990,170
                                                   ==============



                       See notes to financial statements.


--------------------------------------------------------------------------------

                                               The Guardian Stock Fund, Inc. - 2
--------------------------------------------------------------------------------

STATEMENT OF ASSETS
AND LIABILITIES
June 30, 1995 (Unaudited)


ASSETS:
  Investments, at identified cost* ...........  $1,031,324,923
                                                ==============

  Investments, at market .....................   1,248,859,201
  Repurchase agreements ......................     102,415,000
                                                --------------
  TOTAL INVESTMENTS ..........................   1,351,274,201

  Cash .......................................             430
  Receivable for securities sold .............      17,456,420
  Receivable for fund shares sold ............       2,008,284
  Dividends receivable .......................       1,546,236
  Interest receivable ........................         322,069
  Other assets ...............................           5,969
                                                --------------
  TOTAL ASSETS ...............................   1,372,613,609
                                                --------------


LIABILITIES:
  Payable for securities purchased ...........      19,932,840
  Accrued expenses ...........................          57,789
  Due to affiliates -- Note B ................       1,632,810
                                                --------------
  TOTAL LIABILITIES ..........................      21,623,439
                                                --------------
  NET ASSETS .................................  $1,350,990,170
                                                ==============

COMPONENTS OF NET ASSETS:
  Common Stock -- $.10 par value
    each (100,000,000
    shares authorized) .......................  $    4,096,178
  Paid-in capital ............................   1,002,061,021
  Undistributed net investment income ........       7,527,379
  Accumulated net realized gain on investments      17,356,314
  Net unrealized appreciation of investments .     319,949,278
                                                --------------
 NET ASSETS ..................................  $1,350,990,170
                                                ==============

SHARES OUTSTANDING ...........................      40,961,784
                                                ==============

NET ASSET VALUE PER  SHARE ...................  $        32.98
                                                ==============

* Includes repurchase agreements.



STATEMENT OF OPERATIONS
For The Six Months Ended
June 30, 1995(Unaudited)

Investment Income:
  Dividends ..................................  $    8,196,391
  Interest ...................................       2,657,337
  Other Income ...............................          11,951
                                                --------------
    Total Income .............................      10,865,679
                                                --------------

Expenses:
  Investment advisory fees -- Note B .........       2,921,403
  Custodian fees .............................         148,997
  Registration fees ..........................          12,785
  Audit fees .................................           8,250
  Insurance expense ..........................           5,969
  Directors' fees -- Note B ..................           5,000
  Printing expense ...........................           2,750
  Transfer agent fees ........................           1,650
  Legal fees .................................           1,429
  Other ......................................             360
                                                --------------
    Total Expenses ...........................       3,108,593
                                                --------------

  Net Investment Income ......................       7,757,086
                                                ==============

Realized and Unrealized Gain/(Loss)
  on Investments -- Note D
  Net realized gain on investments ...........      13,937,145
  Net change in unrealized appreciation
    of investments ...........................     202,261,589
                                                --------------
  Net Realized and Unrealized Gain
    on Investments ...........................     216,198,734
                                                --------------
  Net Increase in Net Assets Resulting
    from Operations ..........................  $  223,955,820
                                                ==============


                       See notes to financial statements.


--------------------------------------------------------------------------------

The Guardian Stock Fund, Inc. - 2
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The Guardian Stock Fund, Inc.

STATEMENT OF CHANGES IN NET ASSETS


                                                                                Six Months               Year
                                                                                     Ended              Ended
                                                                              June 30, 1995      December 31,
                                                                                (Unaudited)              1994
                                                                              -------------      ------------
INCREASE/(DECREASE) IN NET ASSETS
 From Operations:
   Net investment income                                                       $  7,757,086      $ 14,181,215
   Net realized gain on investments                                              13,937,145        18,979,488
   Net change in unrealized appreciation/(depreciation) of investments          202,261,589       (45,558,052)
                                                                             --------------    --------------
     Net Increase/(Decrease) in Net Assets Resulting from Operations            223,955,820       (12,397,349)
                                                                             --------------    --------------
 Distributions to Shareholder:
   Net investment income                                                                 --       (14,152,347)
   Realized gain from investments                                                        --       (31,757,209)
                                                                             --------------    --------------
     Total Distribution to Shareholders                                                  --       (45,909,556)
                                                                             --------------    --------------

From Capital Share Transactions:
   Net increase in net assets from capital share transactions -- Note E          88,043,130       228,183,927
                                                                             --------------    --------------
     Net Increase in Net Assets                                                 311,998,950       169,877,022

 Net Assets:
   Beginning of period                                                        1,038,991,220       869,114,198
                                                                             --------------    --------------
   End of period*                                                            $1,350,990,170    $1,038,991,220
                                                                             ==============    ==============

* Includes undistributed net investment income of:                               $7,527,379           $80,253



                       See notes to financial statements.


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                                               The Guardian Stock Fund, Inc. - 2
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FINANCIAL HIGHLIGHTS
Selected data for a share of capital stock outstanding throughout the periods indicated:

                             Six Months
                               Ended
                              June 30,                                   Year Ended December 31,
                                1995       ------------------------------------------------------------------------------------
                            (Unaudited)    1994     1993     1992     1991     1990     1989     1988     1987    1986     1985
                            -----------    ----     ----     ----     ----     ----     ----     ----     ----    ----     ----
Net asset value,
   beginning
   of period .............     $27.33     $29.00   $25.52   $23.28   $17.85   $21.39   $19.18   $16.35   $17.15  $15.40   $11.96
                               ------     ------   ------   ------   ------   ------   ------   ------   ------  ------   ------
Income from investment
   operations
   Net investment
     income ..............       0.19       0.40     0.58     0.48     0.63     0.69     0.84     0.52     0.33    0.24     0.26
   Net realized and
      unrealized gain/
      (loss) on invest-
      ments ..............       5.46      (0.77)    4.47     3.97     5.74    (3.13)    3.61     2.80     0.06    2.32     3.51
                               ------     ------   ------   ------   ------   ------   ------   ------   ------  ------   ------
   Net increase/
      (decrease) from
      investment
      operations .........       5.65      (0.37)    5.05     4.45     6.37    (2.44)    4.45     3.32     0.39    2.56     3.77
                               ------     ------   ------   ------   ------   ------   ------   ------   ------  ------   ------

Distributions to
   shareholders
   Dividends from net
      investment
      income .............         --      (0.40)   (0.59)   (0.48)   (0.64)   (0.71)   (0.90)   (0.49)   (0.43)  (0.22)   (0.29)
   Distributions from
      net realized gain ..         --      (0.90)   (0.98)   (1.73)   (0.30)   (0.39)   (1.34)      --    (0.76)  (0.59)   (0.04)
                               ------     ------   ------   ------   ------   ------   ------   ------   ------  ------   ------
   Total distributions ...         --      (1.30)   (1.57)   (2.21)   (0.94)   (1.10)   (2.24)   (0.49)   (1.19)  (0.81)   (0.33)
                               ------     ------   ------   ------   ------   ------   ------   ------   ------  ------   ------
Net asset value, end of
   period ................     $32.98     $27.33   $29.00   $25.52   $23.28   $17.85   $21.39   $19.18   $16.35  $17.15   $15.40
                               ======     ======   ======   ======   ======   ======   ======   ======   ======  ======   ======
Total return* ............      20.67%     (1.27)%  19.96%   20.07%   35.96%  (11.85)%  23.55%   20.37%    1.87%  17.10%   32.01%
                               ======     ======   ======   ======   ======   ======   ======   ======   ======  ======   ======

Ratios/supplemental data:
   Net assets, end of
      period (000's
      omitted) ........... $1,350,990 $1,038,991 $869,114 $537,354 $380,962 $256,039 $269,950 $172,900 $139,437 $66,081  $21,875
   Ratio of expenses to
      average net
      assets .............      0.53%**    0.53%    0.54%    0.55%    0.56%    0.57%    0.57%    0.61%    0.61%   0.75%    1.00%
   Ratio of net invest-
      ment income to
      average net
      assets .............      1.33%**    1.49%    2.20%    2.14%    3.07%    3.66%    4.13%    2.88%    2.08%   2.00%    2.55%
   Ratio of expenses
      subsidized by
      GISC ...............         --         --       --       --       --       --       --       --       --      --    0.10%
   Portfolio turnover
      rate ...............        28%        53%      45%      62%      51%      54%      38%      71%      37%     36%      61%



* Total returns do not reflect the effects of charges deducted under the terms of GIAC's variable contracts. Including such charges would reduce the total returns for all periods shown.

**   Annualized

                       See notes to financial statements.


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                                             The Guardian Stock, Bond & Cash - 4
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The Guardian Stock Fund, Inc., The Guardian Bond Fund, Inc.,
The Guardian Cash Fund, Inc.

COMBINED NOTES TO FINANCIAL STATEMENTS
June 30, 1995 (Unaudited)


Note A -- Organization and Accounting Policies

   The Guardian Stock Fund, Inc. (GSF), The Guardian Bond Fund, Inc. (GBF) and The Guardian Cash Fund, Inc. (GCF) (collectively, the Funds and individually, a
Fund), are each incorporated in the state of Maryland and are diversified open-end management investment companies registered under the Investment Company Act of 1940, as amended (1940 Act). Each Fund sold 10,000 of its shares to The Guardian Insurance & Annuity Company, Inc. (GIAC) for $100,000 in order to facilitate the commencement of its operations. Such shares were subsequently deposited in The Guardian Separate Account A, a separate account of GIAC which is registered as a unit investment trust under the 1940 Act. Shares of the Funds are only sold to certain separate accounts of GIAC. The Funds are available for investment only through the purchase of certain variable annuity and variable life insurance contracts issued by GIAC. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (Guardian Life). Significant accounting policies of the Funds are as follows:

Investments

   Investments in GSF and GBF are carried at value. Securities listed on national securities exchanges are valued based upon closing prices on these exchanges. Securities traded in the over-the-counter market and listed securities for which there have been no trades for the day are valued at the mean of the bid and asked prices.

   Certain debt securities may be valued each business day by an independent pricing service (Service) approved by the Board of Directors. Debt securities for which quoted bid prices, in the judgment of the Service, are readily available and representative of the bid side of the market, are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other debt securities that are valued by the Service are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

   Securities for which market quotations are not readily available, including certain mortgage-backed securities and restricted securities, are valued by using methods that each Fund's Board of Directors, in good faith, believes will accurately reflect their fair value.

   The valuation of securities held by GCF is based upon their amortized cost which approximates market value, in accordance with Rule 2a-7 under the 1940 Act. Amortized cost valuations do not take into account unrealized gains and losses.

   Investment securities transactions are recorded on the date of purchase or sale. Repurchase agreements are carried at cost, which approximates value (see Note C).

   Net realized gain or loss on sales of investments is determined on the basis of identified cost. Interest income, including amortization of premium and discount, is recorded when earned. Dividends are recorded on the ex-dividend date.

Federal Income Taxes

   Each Fund qualifies and intends to remain qualified to be taxed as a "regulated investment company" under the provisions of the Internal Revenue Code


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The Guardian Stock, Bond & Cash - 4
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The Guardian Stock Fund, Inc., The Guardian Bond Fund, Inc.,
The Guardian Cash Fund, Inc.

COMBINED NOTES TO FINANCIAL STATEMENTS
June 30, 1995 (Unaudited)



of 1986, as amended (Code), and as such will not be subject to federal income tax on investment income (including any realized capital gains) which is distributed to its shareholders in accordance with the applicable provisions of the Code. Therefore, no federal income tax provision is required.

Reclassifications of Capital Accounts

   During the year ended December 31, 1994, GSF reclassified ($113,817) to paid-in capital from accumulated net realized gains/(losses) to reflect permanent differences between income recognition on a tax basis and a GAAP basis.

Dividend Distributions

   GSF and GBF intend to distribute each year, as dividends or capital gain distributions, substantially all net investment income and net capital gains realized. All such dividends or distributions are credited in the form of additional shares of the applicable Fund at net asset value on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations. Differences between the recognition of income on an income tax basis and recognition of income based on generally accepted accounting principles may cause temporary overdistributions of net realized gains and net investment income. Currently, the policy of GSF and GBF is to distribute net investment income approximately every six months and net capital gains annually. This policy is, however, subject to change at any time by each Fund's Board of Directors.

   GCF earns interest on its investments daily and distributes all of its net investment income, increased or decreased by realized gains or losses, each day GCF is open for business. Earnings for Saturdays, Sundays and holidays are paid as a dividend on the next business day.

   All dividends and distributions are credited in the form of additional shares of GCF at net asset value on the payable date.


Note B -- Investment Advisory Agreements and Payments to Related Parties

   Each Fund has an investment advisory agreement with Guardian Investor Services Corporation (GISC), a wholly owned subsidiary of GIAC. GISC receives a management fee from each Fund computed at the rate of .50% of the daily average net assets during the fiscal year, payable quarterly. If total expenses of any Fund (excluding taxes, interest and brokerage commissions, but including the investment advisory fee) exceeds 1% per annum of the average daily net assets of the Fund, GISC has agreed to assume any such expenses. None of the Funds exceeded this limit during the six months ended June 30, 1995.

   No compensation is paid by any of the Funds to a director who is deemed to be an "interested person" (as defined in the 1940 Act) of a Fund. Each director not deemed an "interested person" is paid an annual fee of $500 by each Fund, and $350 for attendance at each meeting of each Fund. The aggregate remuneration paid by each Fund to its disinterested directors was $5,000 for the six months ended June 30, 1995.


  Note C -- Repurchase Agreements

   Collateral underlying repurchase agreements takes the form of either cash or fully negotiable U.S. government securities. Repurchase agreements are fully collateralized (including the interest earned thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the underlying securities falls below the value of the repurchase price plus accrued


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                                             The Guardian Stock, Bond & Cash - 4
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interest, the Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Funds maintain the right to sell the collateral and may claim any resulting loss against the seller. Each Fund's Board of Directors has established standards to evaluate the creditworthiness of broker-dealers and banks which engage in repurchase agreements with each Fund. Repurchase agreements of more than one week's duration (or investments in any other securities which are deemed to be not readily marketable by the staff of the Securities and Exchange Commission) are not permitted if more than 10% of a Fund's net assets would be so invested.


Note D -- Investment Transactions


Purchases  and  proceeds  from  sales  of  securities  (excluding  short-term securities) were as follows:

                                                                       Six Months Ended June 30, 1995 (Unaudited)
                                                                       -----------------------------------------
                                                                                GSF                  GBF
                                                                               -----                -----
Purchases
   Stocks and debt obligations                                             $ 383,094,399        $ 141,242,086
   U.S. Government and government agency obligations                                  --          501,948,057
Proceeds
   Stocks and debt obligations                                             $ 310,354,216        $ 163,139,778
   U.S. Government and government agency obligations                                  --          425,858,202

     The cost of  investments  owned at June 30, 1995 for federal  income tax  purposes  was  $1,031,324,923,
$338,700,467  and  $360,254,493 for GSF, GBF and GCF,  respectively.  The gross  unrealized  appreciation and depreciation at June 30, 1995 for GSF and GBF were as follows:
                                                                                GSF                  GBF
                                                                               -----                -----
   Gross Appreciation                                                      $ 333,524,402          $ 8,305,058
   Gross Depreciation                                                        (13,575,124)          (2,001,919)
                                                                           -------------          -----------
     Net Unrealized Appreciation                                           $ 319,949,278          $ 6,303,139
                                                                           =============          ===========


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The Guardian Stock, Bond & Cash - 4
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The Guardian Stock Fund, Inc., The Guardian Bond Fund, Inc.,
The Guardian Cash Fund, Inc.

COMBINED NOTES TO FINANCIAL STATEMENTS
June 30, 1995 (Unaudited)



Note E -- Transactions in Capital Stock

                                                                  The Guardian Stock Fund, Inc.
                                                      Six Months Ended June 30,      Year Ended December 31,
                                                          1995 (Unaudited)                   1994
                                                     --------------------------    --------------------------
                                                         Shares        Amount         Shares        Amount
                                                     ------------   ------------    ----------   ------------
Shares sold                                             4,830,224   $143,558,734    10,511,824   $299,351,838
Shares issued through reinvestment of
  dividends from net investment income and
  net realized gain on sales of investments                    --             --     1,661,572     45,909,555
                                                     ------------   ------------    ----------   ------------
                                                        4,830,224    143,558,734    12,173,396    345,261,393
Less shares repurchased                                (1,882,684)   (55,515,605)   (4,131,682)  (117,077,466)
                                                     ------------   ------------    ----------   ------------
   NET INCREASE                                         2,947,540   $ 88,043,129     8,041,714   $228,183,927
                                                     ============   ============    ==========   ============


                                                                  The Guardian Bond Fund, Inc.
                                                      Six Months Ended June 30,      Year Ended December 31,
                                                          1995 (Unaudited)                   1994
                                                     --------------------------    --------------------------
                                                         Shares        Amount         Shares        Amount
                                                     ------------   ------------    ----------   ------------
Shares sold                                             2,619,517   $ 30,497,213     4,878,473   $ 57,770,327
Shares issued through reinvestment of
  dividends from net investment income and
  net realized gain on sales of investments                    --             --     1,769,521     19,989,294
                                                     ------------   ------------    ----------   ------------
                                                        2,619,517     30,497,213     6,647,994     77,759,621
Less shares repurchased                                (2,410,055)   (28,156,821)   (6,559,394)   (77,263,256)
                                                     ------------   ------------    ----------   ------------
   NET INCREASE                                           209,462   $  2,340,392        88,600   $    496,365
                                                     ============   ============    ==========   ============


                                                                  The Guardian Cash Fund, Inc.
                                                      Six Months Ended June 30,      Year Ended December 31,
                                                          1995 (Unaudited)                   1994
                                                     --------------------------    --------------------------
                                                         Shares        Amount         Shares        Amount
                                                     ------------   ------------    ----------   ------------
Shares sold                                             9,859,897   $ 98,598,981    28,157,184   $281,571,841
Shares issued through reinvestment of
  dividends from net investment income and
  net realized gain on sales of investments             1,006,368     10,063,680     1,390,754     13,907,542
                                                     ------------   ------------    ----------   ------------
                                                       10,866,265    108,662,661    29,547,938    295,479,383
Less shares repurchased                               (13,642,647)  (136,426,475)  (21,929,183)  (219,291,835)
                                                     ------------   ------------    ----------   ------------
   NET INCREASE (DECREASE)                           $ (2,776,382)  $(27,763,814)    7,618,755   $ 76,187,548
                                                     ============   ============    ==========   ============



Note F -- Line of Credit

   A $20,000,000 line of credit available to all of the Funds was established with Morgan Guaranty Trust Company. The rate of interest charged on any borrowings is based upon the prevailing Federal Funds rate at the time of the loan plus .25% calculated on a 360 day basis per annum. For the six months ended June 30, 1995, none of the Funds borrowed against this line of credit.


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